Loss Per Share	6 Months Ended
Jun. 30, 2021
Disclosure of earnings per share [text block] [Abstract]
Loss per share
7.	Loss per share

	SIX MONTHS ENDED
	June 30, 2021	June 30, 2020
Loss attributable to owners of the Company	(6,754,579)	(2,658,501)
Weighted average number of shares outstanding	12,454,812	4,585,054
Basic and diluted loss per share	(0.54)	(0.58)

For the six months ended June 30, 2021 and June 30, 2020 basic and diluted loss per share are calculated based on the weighted average number of shares issued and outstanding and excludes shares to be issued under the stock option plans or for warrants, as they would be anti-dilutive. As of September 7, 2021, the Company had 1,146,854 options outstanding under its stock option plan. The average number of options outstanding between January 1, 2021 and June 30, 2021 was 1,080,502 (431,113 for the period between January 1, 2020 and June 30, 2020).